CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non- Controlling Interests	Total Comprehensive Income/(Loss)
Beginning Balance at May. 31, 2009	$ 1,143,671	$ 1,285	$ 796,441	$ (50,453)	$ (31,557)	$ 427,955	$ 1,143,671
Beginning Balance (in shares) at May. 31, 2009		128,501
Net income	181,127					180,037	180,037	1,090	181,127
Translation (loss) and other	(83,454)				(83,454)		(83,454)		(83,454)
Dividends paid	(105,430)					(105,430)	(105,430)
Comprehensive income net of tax									97,673
Deconsolidation of SPHC	2,913		(84,985)		7,220		(77,765)	80,678
Stock option exercises, net (in shares)		981
Stock option exercises, net	12,351	10	12,341				12,351
Stock based compensation expense	3,852		3,852				3,852
Restricted stock awards, net (in shares)		436
Restricted stock awards, net	6,211	4	(3,560)	9,767			6,211
Ending Balance at May. 31, 2010	1,161,241	1,299	724,089	(40,686)	(107,791)	502,562	1,079,473	81,768
Ending Balance (in shares) at May. 31, 2010		129,918
Net income	203,168					189,058	189,058	14,110	203,168
Translation (loss) and other	128,957				113,864		113,864	15,093	128,957
Dividends paid	(108,585)					(108,585)	(108,585)
Comprehensive income net of tax									332,125
Other noncontrolling interest activity			(13,233)				(13,233)	13,233
Shares repurchased (in shares)		(1,036)
Shares repurchased	(17,948)	(10)	10	(17,948)			(17,948)
Stock option exercises, net (in shares)		784
Stock option exercises, net	9,898	8	10,397	(507)			9,898
Stock based compensation expense	3,855		3,855				3,855
Restricted stock awards, net (in shares)		914
Restricted stock awards, net	6,782	9	10,127	(3,354)			6,782
Ending Balance at May. 31, 2011	1,387,368	1,306	735,245	(62,495)	6,073	583,035	1,263,164	124,204
Ending Balance (in shares) at May. 31, 2011		130,580
Net income	233,763					215,936	215,936	17,827	233,763
Translation (loss) and other	(211,845)				(183,966)		(183,966)	(27,879)	(211,845)
Dividends paid	(112,153)					(112,153)	(112,153)
Comprehensive income net of tax									21,918
Other noncontrolling interest activity			(16,175)				(16,175)	16,175
Shares repurchased (in shares)		(165)
Shares repurchased	(3,008)	(2)	2	(3,008)			(3,008)
Stock option exercises, net (in shares)		577
Stock option exercises, net	6,599	6	7,311	(718)			6,599
Stock based compensation expense	3,991		3,991				3,991
Restricted stock awards, net (in shares)		563
Restricted stock awards, net	9,268	6	12,521	(3,259)			9,268
Ending Balance at May. 31, 2012	$ 1,313,983	$ 1,316	$ 742,895	$ (69,480)	$ (177,893)	$ 686,818	$ 1,183,656	$ 130,327
Ending Balance (in shares) at May. 31, 2012		131,555